CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 2,047,804	$ 1,083,280	$ 7,212,114
Accounts receivable	5,242,893	1,150,602	410,950
Inventory	765,917	2,715,913	5,784,905
Prepaid expenses and other assets	186,000	161,813	140,559
Total current assets	8,242,614	5,111,608	13,548,528
Property and Equipment, net	2,379,808	1,243,450	255,330
License, net	54,415	58,825	64,707
Prepaid expenses and other assets		4,058	13,799
Customer acquisition costs	763,048	897,428	1,156,521
Total assets	11,439,885	7,315,369	15,038,885
Current liabilities
Accounts payable and accrued expenses	5,190,907	1,235,162	1,174,521
Deferred revenue		2,281,760	5,808,301
Convertible notes payable	3,960,335	2,497,114	3,080,376
Current portion of equipment notes payable	39,043	20,979
Customer credits	936,500	936,500	936,500
Other current liabilites			250,000
Total current liabilities	10,126,785	6,950,536	11,249,698
Convertible notes payable, net of discount and issuance costs	4,042,782	3,175,085	2,438,902
Warrant liability	23,763,000	9,854,400	5,597,011
Accrued interest	75,738	169,202	337,999
Equipment notes payable	153,183	111,144
Total liabilities	38,161,488	20,260,367	19,623,610
Stockholders' deficit
Preferred stock, $.001 par value: 2,000,000 shares authorized
Common stock; $.001 par value; 150,000,000 shares authorized; 47,194,118 shares issued and outstanding as of December 31, 2015 40,228,123 shares issued and outstanding as of December 31, 2014	49,292	47,194	40,228
Additional paid-in capital	27,865,654	25,008,016	19,113,724
Accumulated deficit	(54,636,549)	(38,000,208)	(23,738,677)
Total stockholders' deficit	(26,721,603)	(12,944,998)	(4,584,725)
Total liabilities and stockholders' deficit	$ 11,439,885	$ 7,315,369	$ 15,038,885